Document and Entity Information	Total
Prospectus [Line Items]
Document Type	485BPOS
Document Period End Date	Apr. 30, 2018
Entity Registrant Name	Exchange Listed Funds Trust
Entity Central Index Key	0001547950
Amendment Flag	false
Document Creation Date	Aug. 28, 2018
Document Effective Date	Aug. 28, 2018
Prospectus Date	Aug. 28, 2018
Knowledge Leaders Developed World ETF | Knowledge Leaders Developed World ETF
Prospectus [Line Items]
Trading Symbol	KLDW
ProSports Sponsors ETF | ProSports Sponsors ETF
Prospectus [Line Items]
Trading Symbol	FANZ